Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning of Year	[1]	$ 50	$ 116	$ 57
Charges (Credit) to Costs and Expenses		34	(65)	74
Charges to Other Accounts	[1]
Deductions	[1]		(1)	(15)
End of Year	[1]	84	50	116
Allowance for Net Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning of Year		22,143	19,275	20,844
Charges (Credit) to Costs and Expenses
Charges to Other Accounts
Deductions		(874)	2,868	(1,569)
End of Year		$ 21,269	$ 22,143	$ 19,275

[1]	Write-off net of recoveries for the allowance for doubtful accounts.